Subsequent Events	6 Months Ended
Apr. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 — SUBSEQUENT EVENTS

Private Placement Financing

On September 16, 2024, the Company closed a private placement financing of a senior unsecured original issue 25% discount convertible promissory note (the “September 2024 Note”) with its shareholder High-Trend Holdings USA LLC (“High-Trend”) and issued a warrant) to High Trend pursuant to a securities purchase agreement). The September 2024 Note has a principal amount of $3,548,000 with an original issuance discount of $887,000 and zero annual interest. The September 2024 Note had a 12-month maturity and is convertible into the Company’s ordinary shares at an initial conversion price equal to $0.10 per share, subject to adjustment as further specified in the September 2024 Note. As part of the investment, High-Trend was also granted a five-year warrant equal to 150% of the funded amount at an initial exercise price equal to $0.166 per share, subject to adjustment (the “September 2024Warrant”). The Company did not have an obligation to register any of the securities issued in the placement or that are issuable pursuant to the September 2024 Note and September 2024 Warrant. The proceeds from this financing were used for general working capital purposes. The September 2024 Note were subsequently fully converted into 35,480,000 ordinary shares on September 23, 2024.

On October 18, 2024, the Company closed a private placement financing of senior unsecured original issue 25% discount convertible promissory notes (the “October 2024 Notes”) with four investors pursuant to a securities purchase agreement. The October 2024 Notes have an aggregate principal amount of $1,752,000 with an aggregate original issuance discount of $438,000 and zero annual interest rate. The October 2024 Notes have a 12-month maturity and are convertible into the Company’s ordinary shares at an initial conversion price equal to $0.10 per share, subject to adjustment. The Company does not have an obligation to register any of the securities issued in the placement or that are issuable pursuant to the October 2024 Notes. The Company intends to use the proceeds from this financing for general working capital purposes. The October 2024 Note were subsequently fully converted into 17,520,000 ordinary shares on October 21, 2024.

The Company has assessed all events occurred from April 30, 2024, up through October 30, 2024, there are no other material subsequent events that require disclosure.